Cover	Feb. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 26, 2026
Entity File Number	001-34471
Entity Registrant Name	CHINA PHARMA HOLDINGS, INC.
Entity Central Index Key	0001106644
Entity Tax Identification Number	73-1564807
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Second Floor,
Entity Address, Address Line Two	No. 17, Jinpan Road
Entity Address, Address Line Three	Haikou
Entity Address, City or Town	Hainan Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	570216
City Area Code	86
Local Phone Number	898-6681-1730
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CPHI
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false